Dreyfus

Intermediate Municipal

Bond Fund, Inc.

ANNUAL REPORT May 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            21   Statement of Assets and Liabilities

                            22   Statement of Operations

                            23   Statement of Changes in Net Assets

                            24   Financial Highlights

                            25   Notes to Financial Statements

                            29   Report of Independent Auditors

                            30   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                 Dreyfus Intermediate Municipal

                                                                Bond Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 1999 through May 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

When the reporting period began, evidence had emerged that the U.S. economy was growing strongly in an environment characterized by high levels of consumer spending and low levels of unemployment. Concerns that inflationary pressures might reemerge caused the Federal Reserve Board to raise short-term interest rates six times during the reporting period, for a total increase of 1.75 percentage points. Despite an encouraging rally during the first quarter of 2000, higher interest rates generally led to an erosion of municipal bond prices.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus Intermediate Municipal Bond Fund, Inc.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

June 15, 2000




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund, Inc. perform during the period?

For the 12-month reporting period ended May 31, 2000, Dreyfus Intermediate Municipal Bond Fund, Inc. achieved a total return of -0.97%.(1) In comparison, the fund' s peer group, as measured by the Lipper Intermediate Municipal Debt Funds category average, achieved a -1.04% total return for the same period.(2)

We attribute the fund' s absolute performance to a difficult investment environment. More specifically, the fund was negatively influenced by higher interest rates as the Federal Reserve Board (the "Fed") tightened monetary policy six times during the reporting period in an attempt to relieve inflationary pressures.

What is the fund's investment approach?

The fund' s investment objective is to seek as high a level of federally tax-exempt income as is consistent with the preservation of capital. The fund includes bonds from issuers throughout the United States. In addition, we also seek to manage the fund for a competitive total return.

In managing the fund, we first attempt to add value by selecting investment-grade tax-exempt bonds in the maturity ranges that we believe are most likely to provide the highest yields. These bonds comprise the portfolio's long-term core position. We augment the core position with bonds that we believe have the potential to provide both current income and capital appreciation

What other factors influenced the fund's performance?

As mentioned earlier, the fund was influenced by changing market conditions over the past year. Although the first quarter of 2000 experienced an encouraging
municipal    bond    market    rally,    most    of    1999     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

and the two months following the first quarter of 2000 saw more difficult investment environments. As a result, our total return performance was modestly negative over the full year.

When the reporting period began on June 1, 1999, investors had become concerned that strong economic growth, high levels of consumer spending and historically low levels of unemployment might rekindle long-dormant inflationary pressures, especially rising wages in a tight job market. In an attempt to ease these pressures and forestall a reacceleration of inflation, the Fed raised short-term interest rates six times during the reporting period, causing most bond prices, including many of the fund' s holdings, to fall. These interest-rate hikes accounted for a total increase of 1.75 percentage points since mid-1999.

In addition, municipal bond prices fell because of adverse supply-and-demand influences. For a variety of reasons, institutional investors such as insurance and mutual fund companies have recently participated less in the tax-exempt bond market. Despite strong demand from individual investors, the absence of institutional buyers helped reduce overall demand and, therefore, drove municipal bond prices down. During the first few months of 2000, however, issuance of municipal bonds nationally declined sharply compared to the same period one year ago. This supply reduction, combined with continued robust demand from individual investors, helped support a brief rebound of municipal bond prices, from which the fund' s holdings recently benefited, helping to offset some of the market's previous declines.

What is the fund's current strategy?

We began to adopt a more defensive posture toward the end of 1999, and we have generally maintained that posture through the end of the reporting period. That' s because we anticipated the Fed's May 16, 2000 interest-rate hike, which at 0.50 percentage points was particularly severe, and we are concerned that one
or    more   rate   hikes   may   be   implemented   in   the   near   future.


During the reporting period, we saw the market go through several cycles. Accordingly, we focused on maintaining or shortening duration when possible, reducing our exposure to discount positions as the market rose and, as the effects of the rate increases filtered through the market, adding issues with strong income characteristics and call protection when the opportunities arose.

From a security selection perspective, we have reduced our holdings of bonds that carry the risk of early redemption within the next 10 years. This strategy was designed to protect the fund' s income stream by locking in competitive yields for a longer period. We also increased our vigilance with regard to the credit quality of our holdings, focusing on highly rated bonds that are backed by specific revenues. We also favor general obligation bonds that are backed by their issuers' general taxing authority.

June 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

(2)  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Intermediate
Municipal Bond Fund, Inc. and the Lehman Brothers 10-Year Municipal Bond Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 5/31/00

                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                           (0.97)%             4.12%             6.06%

((+))  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC. ON 5/31/90 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND INVESTS PRIMARILY IN MUNICIPAL SECURITIES AND MAINTAINS A PORTFOLIO WITH A WEIGHTED-AVERAGE MATURITY RANGING BETWEEN 3 AND 10 YEARS. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT FEES AND EXPENSES. THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, UNLIKE THE FUND, IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, 10-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 9-12 YEARS. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THESE FACTORS, COUPLED WITH THE POTENTIALLY LONGER MATURITY OF THE INDEX, CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS

May 31, 2000

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS--97.3%                                                       Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.9%

Bay Minette Industrial Development Board, IDR

   (Coltec Industries, Inc) 6.50%, 2/15/2009                                                  4,505,000                4,445,985

McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            5,500,000                5,005,275

ALASKA--3.2%

Alaska Industrial Development and Export Authority,

   Revolving Fund 6.375%, 4/1/2008                                                            3,000,000                3,074,760

Alaska Housing Finance Corp.:

   5.75%, 12/1/2009 (Insured; MBIA)                                                           9,130,000                9,246,681

   5.30%, 12/1/2012 (Insured; MBIA)                                                           2,500,000                2,399,375

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,626,304

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                5,820,423

Anchorage, Electric Utility Revenue:

   6.50%, 12/1/2008 (Insured; MBIA)                                                           2,755,000                2,958,429

   6.50%, 12/1/2009 (Insured; MBIA)                                                           2,910,000                3,135,380

   5.875%, 12/1/2012 (Insured; FSA)                                                           3,175,000                3,233,293

ARIZONA--2.9%

Maricopa County Community College District

   4%, 7/1/2013                                                                               8,325,000                6,853,307

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue (Samaritan Health Services)

      7.15%, 12/1/2004 (Insured; MBIA)                                                        9,835,000               10,451,261

   Hospital Systems Revenue (Baptist Hospital)

      5.20%, 9/1/2005 (Insured; MBIA)                                                         3,125,000                3,131,125

Mesa Industrial Development Authority, Revenue

  (TRW Vehicle Safety Systems, Inc.)

   7.25%, 10/15/2004                                                                          5,000,000                5,070,900

Phoenix 4.125%, 7/1/2014                                                                      7,080,000                5,832,433

CALIFORNIA--2.0%

California:

   7.119%, 12/1/2013                                                                          5,000,000  (a,b)         4,735,800

   5.40%, 12/1/2014 (Insured; MBIA)                                                           5,000,000                4,879,800

California Statewide Community Development Authority:

  Apartment Development Revenue

      (Irvine Apartment Communities) 5.10%, 5/17/2010                                         4,000,000                3,761,440

   MFHR 5.20%, 12/1/2029                                                                      3,000,000                2,848,380

Student Education Loan Marketing Corporation,

  Student Loan Revenue:

      6.70%, 7/1/2008                                                                         2,500,000                2,488,575

      6.75%, 7/1/2008                                                                         2,500,000                2,511,375

                                                                                                     The Fund


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COLORADO--3.6%

Bowles Metropolitan District, 4.25%, 12/1/2023

   (LOC; U.S. Bank National Association)                                                      5,000,000                4,660,650

E-470 Public Highway Authority, Revenue

   Zero Coupon, 9/1/2010 (Insured; MBIA)                                                     30,000,000               16,497,300

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,063,670

      6.50%, 12/1/2010                                                                        2,000,000                2,165,400

      6.50%, 12/1/2011                                                                        2,040,000                2,225,824

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                1,838,242

   Zero Coupon, 12/15/2008                                                                    2,835,000                1,726,969

Metropolitan Football Stadium District, Sales Tax Revenue

   Zero Coupon, 1/1/2008 (Insured; MBIA)                                                     12,000,000                7,858,920

CONNECTICUT--1.0%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe):

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000                2,650,700

      6.50%, 9/1/2006                                                                         2,525,000                2,629,005

      5.60%, 9/1/2009                                                                         1,000,000                  960,990

      5.70%, 9/1/2012                                                                         2,400,000                2,257,776

Connecticut Development Authority, PCR

   (United Illuminating) 4.35%, 6/1/2026                                                      2,125,000                2,012,970

DISTRICT OF COLUMBIA--1.0%

District of Columbia, Revenue (American University)

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          5,435,000                5,382,661

Metropolitan Airports Authority, Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)                                                           5,750,000                5,772,137

FLORIDA--1.6%

Dade County, Resource Recovery Facility Revenue

   5.20%, 10/1/2005 (Insured; AMBAC)                                                          7,880,000                7,852,262

Orange County, Tourist Development Tax Revenue

   5%, 10/1/2015 (Insured; MBIA)                                                              5,000,000                4,628,100

Palm Beach County, Solid Waste IDR

   (Okeelanta Power L.P. Project) 6.50%, 2/15/2009                                            3,600,000  (c)           1,936,800

Pinellas County, RRR

   5.10%, 10/1/2003 (Insured; MBIA)                                                           2,915,000                2,908,179

GEORGIA--1.1%

Atlanta, Airport Facilities Revenue:

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,010,217

   Zero Coupon, 1/1/2010 (Insured; MBIA)                                                      9,600,000                5,364,864



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HAWAII--.3%

Hawaii, Airports System Revenue

   7.50%, 7/1/2005 (Insured; FGIC)                                                            3,000,000                3,066,750

ILLINOIS--7.2%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor) 6.50%, 12/1/2007                                                      3,000,000                2,940,240

Chicago O'Hare International Airport:

  Passenger Facility Charge Revenue

      5.50%, 1/1/2008 (Insured; AMBAC)                                                        5,000,000                5,022,800

   Special Facility Revenue:

      4.748%, 4/1/2011                                                                        2,750,000  (a,b)         2,040,390

      (United Airlines, Inc.)

         5.35%, 9/1/2016                                                                      6,500,000                5,434,715

Chicago Public Building Commission, Building Revenue

   5.50% 2/1/2006 (Insured; FGIC)                                                             2,000,000                2,021,640

Hoffman Estates, Tax Increment Revenue

  (Area Economic Development):

    7.50%, 11/15/2003 (LOC; Union Bank

         of Switzerland, Prerefunded 11/15/2000)                                              5,145,000  (d)           5,311,852

      5.25%, 11/15/2009                                                                      10,000,000                9,828,100

Illinois Development Finance Authority, Providers Facility

  Acquisition Revenue, (Community Rehabilitation):

      8.25%, 9/1/2000                                                                           545,000                  546,275

      5.60%, 7/1/2003                                                                         1,485,000                1,467,923

      5.60%, 7/1/2004                                                                         1,000,000                  979,640

      5%, 7/1/2006                                                                            2,510,000                2,305,385

      5.90%, 7/1/2009                                                                         1,325,000                1,256,153

Illinois Educational Facilities Authority, Revenue:

   (Illinois Institute of Technology) 6.60%, 12/1/2009                                        2,665,000                2,803,367

   (MJH Education Assistance)

      5%, 9/1/2013 (Insured; AMBAC)                                                           3,000,000                2,757,780

Illinois Health Facilities Authority, Revenue:

  (Central Dupage Health Wyndemere Retirement

      Community) 6.125%, 11/1/2007 (Insured; MBIA)                                            4,400,000                4,512,332

   (Evangelical Hospital):

      6.75%, 4/15/2007                                                                        2,035,000                2,154,536

      6.75%, 4/15/2007 (Prerefunded 4/15/2002)                                                1,055,000  (d)           1,106,431

   (Southern Illinois Hospital Services) 6.50%, 3/1/2007

      (Insured; MBIA, Prerefunded 3/1/2002)                                                   4,000,000  (d)           4,174,520

Illinois Student Assistance Commission

  Student Loan Revenue:

      5.45%, 9/1/2005                                                                         2,050,000                2,043,809

      5.55%, 9/1/2006                                                                         4,000,000                3,993,560

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Metropolitan Pier and Exposition Authority, Dedicated

  Tax Revenue (McCormick Place Exposition):

      Zero Coupon, 6/15/2015 (Insured; FGIC)                                                 10,040,000                4,102,846

      5.375, 12/15/2015 (Insured; FGIC)                                                       6,485,000                6,214,705

Normal, EDR (Dayton - Hudson Corp. Project)

   6.75%, 11/1/2001                                                                           3,400,000                3,465,756

INDIANA--8.8%

Boonville Junior High School Building Corp.,

   First Mortgage Revenue 6.80%, 7/1/2005                                                     3,100,000                3,238,477

Brownsburg School Building Corp.,

  First Mortgage Revenue:

    5.80%, 8/1/2008

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,650,000  (d)           2,765,036

      5.90%, 8/1/2009

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,895,000  (d)           3,032,570

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                3,980,909

Indiana Bond Bank (Hendricks Special Hospital Program)

   6.90%, 4/1/2006                                                                            3,000,000                3,123,630

Indiana Development Finance Authority, PCR

  (Inland Steel Company Project Number 13):

      5.75%, 10/1/2011                                                                       11,500,000                9,854,350

      7.25%, 11/1/2011                                                                       10,330,000                9,897,173

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                2,928,210

      5.50%, 2/15/2011                                                                        5,000,000                4,832,800

Indiana Municipal Power Agency,

  Power Supply Systems Revenue

   5.70%, 1/1/2006 (Insured; MBIA)                                                            8,400,000                8,566,236

Indiana Transportation Finance Authority,

  Airport Facilities LR (United Air):

      6.50%, 11/1/2007                                                                        2,575,000                2,668,498

      6.50%, 11/1/2007 (Prerefunded 11/1/2002)                                                2,675,000  (d)           2,816,053

Indianapolis Local Public Improvement Bond Bank:

   6.30%, 2/1/2004                                                                            2,800,000                2,893,352

   6.40%, 2/1/2005                                                                            3,000,000                3,130,170

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                6,953,603

Knox County Hospital Association, LR

   5.65%, 7/1/2008 (Insured; MBIA)                                                            4,150,000                4,192,247

North Montgomery Elementary School Building Corp.

   First Mortgage Revenue 6.50%, 7/1/2006                                                     5,665,000                5,886,332



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDIANA (CONTINUED)

Plymouth, Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,038,940

Sullivan, PCR (Michigan Power Company Project)

   5.95%, 5/1/2009                                                                            2,500,000                2,449,150

Westfield High School Building Corp.,

  First Mortgage Revenue:

    5.45%, 7/15/2009

         (Insured; AMBAC, Prerefunded 7/15/2005)                                              5,000,000  (d)           5,149,250

      5.25%, 7/5/2013 (Insured; AMBAC)                                                        3,000,000                2,856,510

IOWA--1.3%

Ames, HR (Mary Greeley Medical Center Project)

   6.25%, 8/15/2006 (Insured; AMBAC)                                                          4,320,000                4,470,854

Council Bluffs, IDR (Cargill, Inc. Project) 7%, 3/1/2007                                      4,400,000                4,596,240

Iowa Student Loan Liquidity Corp.,

  Student Loan Revenue

  6.65%, 3/1/2003

   (Insured; Guaranteed Student Loans)                                                        4,900,000                5,046,363

KENTUCKY--1.6%

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                4,500,000                4,314,015

Jefferson County School District Finance Corporation,

  School Building Revenue

   4.50%, 2/1/2015 (Insured; MBIA)                                                            3,930,000                3,317,431

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                3,754,706

Mount Sterling, LR (Kentucky League Cities Funding)

   5.625%, 3/1/2003                                                                           6,000,000                6,054,060

LOUISIANA--1.7%

Louisiana Office Facilities Corporation, LR

  (Capitol Complex Program)

   5%, 3/1/2006 (Insured; MBIA)                                                               2,605,000                2,572,177

Louisiana Public Facilities Authority, Revenue:

   6.60%, 11/15/2012                                                                          4,430,000                4,603,302

   6.60%, 11/15/2012 (Prerefunded 11/15/2002)                                                 3,635,000  (d)           3,829,945

   (Louisiana Association of Independent Colleges

      and Universities) 6.50%, 12/1/2002                                                      2,155,000                2,201,268

Saint Charles Parish, PCR

   6.361%, 10/1/2003                                                                          5,125,000  (a,b)         4,859,013

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MAINE--.4%

Maine Educational Loan Marketing Corp.

   Student Loan Revenue 6.90%, 11/1/2003                                                      4,120,000                4,193,748

MARYLAND--.9%

Northeast Waste Disposal Authority, RRR

  (Baltimore Resco Retrofit Project):

      4.75%, 1/1/2012                                                                         6,900,000                5,549,049

      5%, 1/1/2012                                                                            5,000,000                4,134,900

MASSACHUSETTS--2.5%

Barnstable 4.50%, 3/15/2015                                                                     320,000                  272,086

Boston Industrial Development Financing Authority,

  Sewage Facility Revenue (Harbor Electric Energy Co.)

   7.10%, 5/15/2002                                                                           1,550,000                1,573,839

Massachusetts:

   6.40%, 8/1/2003                                                                            3,175,000                3,297,111

   5.40%, 9/1/2005                                                                            5,000,000  (a,b)         4,955,950

   Water Pollution Abatement Revenue

      5.50%, 2/1/2008 (Prerefunded 2/1/2006)                                                  5,640,000  (d)           5,776,375

Massachusetts Housing Finance Agency

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        2,795,000                2,890,170

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,005,000                3,107,170

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,275,000                3,386,154

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                1,852,875

MICHIGAN--5.7%

Detroit Local Development Finance Authority

   5.20%, 5/1/2010                                                                            5,745,000                5,458,842

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               11,643,830

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                8,208,900

Michigan Hospital Finance Authority, Revenue:

   6.09%, 11/15/2007                                                                          6,750,000  (a,b)         6,520,770

   5.45%, 11/15/2033                                                                          5,000,000  (a,b)         4,720,200

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                               10,000,000  (d)          11,504,400

Michigan Strategic Fund:

   Obligation Revenue (Detroit Edison) 4.73%, 9/1/2029                                        3,750,000                3,736,275

   SWDR (Genesee Power Station Project)

      7.125%, 1/1/2006                                                                        6,300,000                6,333,642

Wayne State University, University Revenues

   5.40%, 11/15/2006 (Insured; AMBAC)                                                         2,775,000                2,830,056



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MISSISSIPPI--.8%

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,488,097

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,667,979

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,776,474

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                1,867,818

MISSOURI--2.0%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,142,194

      5.625%, 12/1/2010                                                                       3,340,000                3,308,738

Phelps City Industrial Development Authority, Revenue

   (Excel Corp. Project) 7%, 12/1/2000                                                        4,500,000                4,547,565

Saint Louis, Airport Improvement Revenue

  (Lambert - Saint Louis International Airport):

      6%, 7/1/2005 (Insured; FGIC)                                                            1,545,000                1,571,698

      6%, 7/1/2005 (Insured; FGIC, Prerefunded 7/1/2002)                                      8,130,000  (d)           8,432,761

NEBRASKA--.2%

Albion, IDR (Cargill, Inc.) 7%, 12/1/2000                                                     2,600,000                2,628,886

NEVADA--1.0%

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

      5.95%, 7/1/2005 (Insured; AMBAC)                                                        6,365,000                6,580,964

      5.80%, 7/1/2009 (Insured; MBIA)                                                         4,250,000                4,302,615

NEW JERSEY--2.2%

New Jersey Economic Development Authority:

  Special Facilities Revenue

    (Continental Airlines, Inc.)

      6.625%, 9/15/2012                                                                       7,500,000                7,403,100

   Waste Paper Recycling Revenue

      (Marcal Paper Mills, Inc.):

         5.75%, 2/1/2004 (Insured; MBIA)                                                      2,325,000                2,289,125

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,930,000                3,153,676

New Jersey Turnpike Authority, Revenue

   5.625%, 1/1/2015 (Insured; MBIA)                                                           5,000,000                4,980,050

Orange Township

   6.60%, 2/1/2007 (Insured; FSA, Prerefunded 2/1/2005)                                       5,600,000  (d)           5,852,336

NEW MEXICO--.6%

New Mexico Educational Assistance Foundation,

  Student Loan Revenue

   6.70%, 3/1/2006                                                                            6,425,000                6,554,914

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--8.5%

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,050,476

Long Island Power Authority, Electric System Revenue:

   4.25%, 4/1/2003                                                                            6,000,000                5,801,520

   5.50%, 12/1/2010 (Insured; AMBAC)                                                          5,100,000                5,142,483

   5%, 4/1/2012 (Insured; MBIA)                                                               5,000,000                4,873,250

New York City:

   5.70%, 8/1/2007                                                                            3,450,000                3,493,160

   6.25%, 8/1/2009                                                                            7,000,000                7,296,660

   6.375%, 8/15/2009                                                                         19,750,000               20,706,493

   6.375%, 8/15/2009 (Prerefunded 8/15/2005)                                                  5,250,000  (d)           5,601,225

   5%, 8/1/2012                                                                               3,935,000                3,635,114

New York State Dormitory Authority, Revenues

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                1,954,560

      5.625%, 7/1/2011                                                                        3,240,000                3,187,447

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge):

      6%, 4/1/2011                                                                            5,000,000                5,090,350

      5.25%, 4/1/2013 (Insured; MBIA)                                                         4,500,000                4,326,975

New York State Urban Development Corp.,

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,359,856

Niagara Falls City School District, COP

  (High School Facility):

      5.625%, 6/15/2011 (Insured; MBIA)                                                       1,835,000                1,846,946

      5.625%, 6/15/2012 (Insured; MBIA)                                                       1,935,000                1,936,625

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,541,048

NORTH CAROLINA--2.1%

Coastal Regional Solid Waste Management Authority,

  Solid Waste Disposal System Revenue

   4%, 6/1/2006 (Insured; AMBAC)                                                              2,150,000                1,950,652

North Carolina Eastern Municipal Power Agency,

  Power System Revenue

   5%, 1/1/2002                                                                               4,860,000                4,809,650

North Carolina Medical Care Commission,

  Health Care Facilities Revenue

   (First Mortgage-Deerfield) 5.30%, 11/1/2004                                                5,840,000                5,629,293

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba)

   5.50%, 1/1/2010                                                                           10,000,000                9,596,800



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO--2.6%

Cleveland, Airport Systems Revenue:

   5.50%, 1/1/2005 (Insured; FSA)                                                             1,000,000                1,006,180

   (Continental Airlines, Inc.)

      5.50%, 12/1/2008 (Insured; FSA)                                                         5,000,000                4,561,450

Cuyahoga County, HR (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)                                                           5,160,000                5,054,065

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                2,934,483

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,401,585

Lorain, Hospital Improvement Revenue

  (Lakeland Community Hospital, Inc.)

   6.50%, 11/15/2012                                                                          3,860,000                4,064,927

Ohio Air Quality Development Authority, PCR

   (Cleveland) 4.60%, 10/1/2030                                                               3,085,000                2,924,395

Ohio Water Development Authority,

  Pollution Control Facilities Revenue

   (Cleveland Electric) 4.60%, 10/1/2030                                                      6,000,000                5,696,220

OKLAHOMA--.6%

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,114,423

OREGON--1.0%

Multnomah County, COP:

   4.50%, 8/1/2014                                                                              695,000                  595,504

   4.50%, 8/1/2015                                                                            2,000,000                1,694,060

Port Portland International Airport, Revenue

   5%, 7/1/2014 (Insured; MBIA)                                                               2,555,000                2,315,367

Washington County Unified Sewer Agency

   Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)                                             5,670,000                5,813,111

PENNSYLVANIA--4.3%

Beaver County Industrial Development Authority, PCR

   (Ohio Edison Co. Project) 3.619%, 6/1/2004                                                 7,500,000  (a,b)         6,643,800

Delaware County Industrial Development Authority, PCR

   (Peco Energy Co.) 5.20%, 4/1/2021                                                          4,000,000                3,883,560

Erie County Hospital Authority, Revenue

  (Hamot Health Foundation)

   5.375%, 5/15/2010 (Insured; AMBAC)                                                         2,340,000                2,294,042

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Pennsylvania Economic Development Financing Authority,

  RRR (Northampton Generating):

      6.75%, 1/1/2007                                                                         7,000,000                7,017,850

      6.40%, 1/1/2009                                                                        11,000,000               10,647,340

      6.50%, 1/1/2013                                                                         2,000,000                1,921,920

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                               4,750,000                4,381,685

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,012,701

      5.70%, 2/1/2011                                                                         5,250,000                4,825,223

RHODE ISLAND--2.1%

Rhode Island Health and Educational Building Corp.,

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,225,878

   Hospital Financing Revenue

      (Lifespan Obligation Group):

         5.75%, 5/15/2007 (Insured; MBIA)                                                     4,805,000                4,886,012

         5.75%, 5/15/2008 (Insured; MBIA)                                                     5,560,000                5,643,066

Rhode Island Housing and Mortgage Finance Corp.:

   (Homeownership Opportunity) 7.30%, 10/1/2008                                               4,680,000                4,913,485

   (Rental Housing Program):

      5.65%, 10/1/2007                                                                        2,175,000                2,175,718

      5.65%, 10/1/2008                                                                        1,350,000                1,346,341

SOUTH CAROLINA--2.7%

Charleston County, Health Facilities Revenue

   (Espiscopal Church) 5.40%, 4/1/2004                                                        5,000,000                4,829,100

Charleston County, Hospital Facilities Improvement

  Revenue (Medical Society Health)

   5.50%, 10/1/2005 (Insured; MBIA)                                                           7,945,000                8,025,562

Charleston County, RRR (Foster Wheeler)

   5%, 1/1/2007 (Insured; AMBAC)                                                              2,685,000                2,593,603

Georgetown County, Pollution Control Facilities Revenue

   (International Paper Co.) 5.125%, 2/1/2012                                                 3,000,000                2,713,860

Oconee County, PCR (Engelhard Corp. Project)

   5.375%, 5/1/2006                                                                           3,500,000                3,447,675

Piedmont Municipal Power Agency, Electric Revenue:

   6.25%, 1/1/2004 (Insured; FGIC, Escrowed To Maturity)                                        585,000                  607,429

   6.25%, 1/1/2004 (Insured; FGIC)                                                            3,465,000                3,578,375

York County, PCR (Bowater, Inc.)

   7.625%, 3/1/2006                                                                           2,900,000                3,061,704



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TENNESSEE--1.0%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                6,526,195

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,745,486

      5.30% 7/1/2011                                                                          2,140,000                2,059,044

TEXAS--8.2%

Austin Independent School District:

   5.60%, 8/1/2009 (Prerefunded 8/1/2006)                                                     4,590,000  (d)           4,691,531

   5.60% 8/1/2009                                                                             2,025,000                2,047,417

Ennis IDC, Revenue, (Cargill, Inc.)

   6.15%, 11/1/2003                                                                           2,450,000                2,482,879

Gulf Coast Waste Disposal Authority, SWDR

   (Quaker Oats Co.) 5.70%, 5/1/2006                                                          2,210,000                2,210,420

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,295,000                8,134,575

   (Memorial Hospital System)

      6%, 6/1/2008 (Insured; MBIA)                                                            3,000,000                3,091,140

Harris County Hospital District, Mortgage Revenue

   7.50%, 2/15/2003 (Insured; AMBAC)                                                          5,475,000                5,680,039

Matagorda County, Navigation District, PCR

   4.235%, 11/1/2001                                                                          5,000,000  (a,b)         4,937,600

North Central Health Facility Development Corp.,

  Revenue (Baylor Healthcare System):

      6.440%, 5/15/2008                                                                      11,750,000               12,085,228

      6.440%, 5/15/2008 (Prerefunded 5/15/2002)                                               1,250,000  (d)           1,305,600

North Texas Higher Education Authority,

  Student Loan Revenue:

      7%, Series B, 4/1/2002 (Insured; AMBAC)                                                 4,250,000                4,335,000

      7%, Series E, 4/1/2002 (Insured; AMBAC)                                                 4,250,000                4,335,000

Port Corpus Christi Authority, Nueces County

   General Revenue (Union Pacific) 5.125%, 4/1/2009                                           2,250,000                2,031,705

Rio Grande Consolidated Independent School District,

   Public Facilities LR 6.40%, 7/15/2003                                                      4,000,000                3,997,600

Rio Grande Valley Health Facilities Development Corp., HR

  (Valley Baptist Medical Center)

   6.25%, 8/1/2006 (Insured; MBIA)                                                            5,100,000                5,276,664

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,245,000                2,224,907

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                8,101,594

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                4,997,150

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,194,986

   6%, 8/1/2006                                                                               2,500,000                2,580,875

UTAH--1.7%

Carbon County, SWDR:

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                7,974,603

   (Sunnyside Cogeneration-B) Zero Coupon, 8/15/2024                                          2,585,000                  401,812

Utah Board of Regents, Student Loan Revenue:

   6.25%, 11/1/2003 (Insured; AMBAC)                                                          3,000,000                3,078,900

   6.35%, 11/1/2004 (Insured; AMBAC)                                                          3,000,000                3,101,340

   6.45%, 11/1/2005 (Insured; AMBAC)                                                          3,000,000                3,103,230

VIRGINIA--2.4%

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility, LR

   (Wallens Ridge Development Project) 6%, 9/1/2007                                           4,000,000                4,172,480

Fairfax County Economic Development Authority,

  Educational Facilities Revenue

  (George Mason University Educational Foundation):

      6.50%, 11/15/2002                                                                       2,000,000                2,034,960

      6.95%, 11/15/2002                                                                       5,360,000                5,437,666

Lexington Industrial Development Authority,

  Residential Care Facility Revenue

   (First Mortgage) 5%, 10/1/2004                                                             5,630,000                5,287,302

Virginia Housing Development Authority,

  Commonwealth Mortgage:

      6.05%, 1/1/2004                                                                         4,400,000                4,480,080

      6.15%, 1/1/2005                                                                         4,400,000                4,507,800

WASHINGTON--3.0%

Clark County Public Utility District, Electric Revenue:

   6.30%, 1/1/2004 (Insured; FGIC)                                                            1,275,000                1,307,194

   6.30%, 1/1/2004 (Insured; FGIC, Prerefunded 1/1/2001)                                      1,885,000  (d)           1,939,590

Washington Health Care Facilities Authority, Revenue

  (Sisters of Providence)

   5.40%, 10/1/2010 (Insured; AMBAC)                                                          3,000,000                2,944,170



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON (CONTINUED)

Washington Housing Finance Commission:

  MFHR (Alderbrook Apartments Project)

      4.90% 7/1/2030 (LOC; Bank One, Arizona, N.A.)                                           7,100,000                6,648,369

   SFMR 6.85%, 7/1/2011 (Insured: FNMA, GNMA)                                                 2,535,000                2,579,362

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1):

      7.25%, 7/1/2006 (Insured; FSA)                                                          6,000,000                6,580,740

      6%, 7/1/2007 (Insured; AMBAC)                                                           9,720,000               10,073,419

WISCONSIN--2.6%

Carlton, PCR (Wisconsin Public Service Corp.)

   6.125%, 10/1/2005                                                                          5,000,000                5,152,550

Nekoosa, PCR (Nekoosa Papers, Inc.)

   5.35%, 7/1/2015                                                                            4,850,000                4,267,661

Wisconsin Health and Educational Facilities Authority, Revenue:

  (Aurora Health Care, Inc.):

      5%, 8/15/2009 (Insured; MBIA)                                                           4,335,000                4,103,251

      5%, 8/15/2010 (Insured; MBIA)                                                           3,955,000                3,703,383

   (Aurora Medical Group, Inc.)

      6%, 11/15/2011 (Insured; FSA)                                                           3,500,000                3,627,575

   (Luther Hospital) 6.125%, 11/15/2006                                                       3,500,000                3,555,615

   (Wheaton Franciscan Services, Inc.)

      6.50%, 8/15/2007 (Insured; MBIA)                                                        3,000,000                3,109,796

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,052,676,534)                                                                                           1,037,761,409
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--1.4%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.3%

Decatur Industrial Development Board, SWDR, VRDN

   (Amoco Chemical Company) 4.55%                                                             3,600,000                3,600,000

MICHIGAN--1.1%

Michigan Hospital Finance Authority, Revenue:

   4.40%                                                                                      6,750,000                6,750,000

   4.35%                                                                                      5,000,000                5,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $15,350,000)                                                                                                 15,350,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,068,026,534)                                                           98.7%            1,053,111,409

CASH AND RECEIVABLES (NET)                                                                         1.3%               13,826,944

NET ASSETS                                                                                       100.0%            1,066,938,353

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond

                             Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

EIR                       Environmental Improvement

                             Revenue

FGIC                      Financial Guaranty Insurance

                             Company

FNMA                      Federal National Mortgage

                             Association

FSA                       Financial Security Assurance

GNMA                      Government National Mortgage

                             Association

HR                        Hospital Revenue

IDC                       Industrial Development

                             Corporation

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond

                             Investors Assurance

                             Insurance Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

RRR                       Resources Recovery Revenue

SFMR                      Single Family Mortgage

                             Revenue

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              48.7

AA                               Aa                              AA                                               14.5

A                                A                               A                                                15.9

BBB                              Baa                             BBB                                               7.0

BB                               Ba                              BB                                                2.0

B                                B                               B                                                 1.9

F1+, F-1                         MIG1, VMIG1 & P1                SP1, A1                                            .8

Not Rated(e)                     Not Rated(e)                    Not Rated(e)                                      9.2

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MAY 31, 2000, THESE SECURITIES
AMOUNTED TO $39,413,523 OR 3.7% OF THE NET ASSETS.

(C)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENTS IN DEFAULT.

(D)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,068,026,534  1,053,111,40

Interest receivable                                                  17,485,868

Receivable for shares of Common Stock subscribed                          3,900

Prepaid expenses                                                         11,119

                                                                  1,070,612,296
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           652,578

Cash overdraft due to Custodian                                       2,613,464

Payable for shares of Common Stock redeemed                             215,222

Accrued expenses                                                        192,679

                                                                      3,673,943
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     1,066,938,35
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,090,355,16

Accumulated net realized gain (loss) on investments                 (8,501,682)

Accumulated net unrealized appreciation (depreciation)
   on investments--Note 4                                          (14,915,125)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   1,066,938,353
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      82,424,584

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)
                                                                          12.94

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF OPERATIONS

Year Ended May 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     66,227,594

EXPENSES:

Management fee--Note 3(a)                                            6,944,906

Shareholder servicing costs--Note 3(b)                               1,587,700

Custodian fees                                                          79,576

Professional fees                                                       78,982

Prospectus and shareholders' reports                                    64,905

Directors' fees and expenses--Note 3(c)                                 56,876

Registration fees                                                       37,725

Loan commitment fees--Note 2                                            12,272

Miscellaneous                                                           55,256

TOTAL EXPENSES                                                       8,918,198

Less--reduction in management fee due to undertaking--Note 3(a)      (200,960)

NET EXPENSES                                                         8,717,238

INVESTMENT INCOME--NET                                              57,510,356
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (8,487,107)

Net unrealized appreciation (depreciation) on investments         (62,114,707)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (70,601,814)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (13,091,458)

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended May 31,
                                           -------------------------------------

                                                     2000                 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         57,510,356           62,693,286

Net realized gain (loss) on investments       (8,487,107)           11,626,654

Net unrealized appreciation (depreciation)
   on investments                            (62,114,707)          (27,720,053)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (13,091,458)           46,599,887
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (58,000,611)         (62,553,395)

Net realized gain on investments              (7,713,928)         (11,801,579)

TOTAL DIVIDENDS                              (65,714,539)         (74,354,974)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  85,175,247          152,479,000

Dividends reinvested                           48,514,964           54,958,796

Cost of shares redeemed                     (253,212,518)        (260,941,326)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   STOCK TRANSACTIONS                       (119,522,307)         (53,503,530)

TOTAL INCREASE (DECREASE) IN NET ASSETS     (198,328,304)         (81,258,617)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,265,266,657        1,346,525,274

END OF PERIOD                               1,066,938,353        1,265,266,657

Undistributed investment income-net                    --              490,255
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     6,409,564           10,818,392

Shares issued for dividends reinvested          3,661,646            3,895,035

Shares redeemed                              (19,104,095)         (18,514,989)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (9,032,885)         (3,801,562)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                           Year Ended May 31,
                                                                 -------------------------------------------------------------------

                                                                 2000           1999           1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.83          14.14          13.85          13.75         14.02

Investment Operations:

Investment income--net                                            .66            .67            .69            .71           .72

Net realized and unrealized
   gain (loss) on investments                                    (.79)          (.18)           .41            .20          (.24)

Total from Investment Operations                                 (.13)           .49           1.10            .91           .48

Distributions:

Dividends from investment income--net                            (.67)          (.67)          (.69)         (.70)          (.72)

Dividends from net realized gain
   on investments                                               (.09)          (.13)          (.12)         (.11)          (.03)

Total Distributions                                             (.76)          (.80)          (.81)         (.81)          (.75)

Net asset value, end of period                                  12.94         13.83          14.14          13.85         13.75
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                (.97)          3.53           8.04           6.80          3.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .75           .75            .74            .73           .71

Ratio of net investment income
   to average net assets                                         4.97          4.75           4.91           5.10          5.14

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                        .02           .02            .01             --            --

Portfolio Turnover Rate                                         20.86         20.37          40.27          46.67         48.70
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                       1,066,938     1,265,267      1,346,525      1,387,575     1,467,340

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. , which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund' s shares which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b)  Securities  transactions and investment income: Securities transactions are
recorded  on  a  trade  date  basis.  Realized  gain  and  loss  from   The Fun

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled  a  month  or  more after the trade date. Under the terms of the custody agreement,  the  fund  receives  net  earnings  credits  based on available cash
balances    left    on    deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $7,208,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2000. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with generally accepted accounting principles. If not applied, the carryover expires in fiscal 2008.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemp tions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 1999 through May 31, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $200,960 during the period ended May 31, 2000.

(b) Under the Shareholder Services Plan, the fund reimburses DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2000, the fund was charged $904,631 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2000, the fund was charged $459,253 pursuant to the transfer agency agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within fifteen days following the date of issuance, including redemptions made through use of the fund's exchange privilege. During the period ended May 31, 2000, redemption fees charged and retained by the fund amounted to $7,143. Effective June 1, 2000, this fee will be chargeable within thirty days following the date of issuance of such shares.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2000, amounted to $238,460,512 and $380,122,631, respectively.

At  May  31,  2000,  accumulated  net unrealized depreciation on investments was
$14,915,125,   consisting  of  $15,431,764  gross  unrealized  appreciation  and
$30,346,889 gross unrealized depreciation.

At May 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus Intermediate Municipal Bond Fund,
Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus Intermediate Municipal Bond Fund, Inc at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

July 5, 2000

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2000:

--all  the  dividends  paid  from  investment  income-net  are  "exempt-interest
dividends"    (not    subject    to    regular    Federal   income   tax)  , an

--the fund hereby designates $.0819 per share as a long-term capital gain of the $.0881 per share paid on December 8, 1999.

As required by Federal tax law rules, shareholders will receive notification of their portion of the fund' s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2000 calendar year on Form 1099-DIV which will be mailed by January 31, 2001.


NOTES

                                                           For More Information

                        Dreyfus Intermediate Muncipal Bond Fund, Inc.

                        200 Park Avenue

                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Custodian

                        The Bank of New York

                        100 Church Street

                        New York, NY 10286

                      Transfer Agent &

                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   947AR005